PENSION AND OTHER POST-RETIREMENT BENEFITS (Details 4) (Pension Benefits, USD $)																																																							12 Months Ended				12 Months Ended				12 Months Ended
	Oct. 28, 2012	Oct. 30, 2011	Oct. 31, 2010	Oct. 28, 2012 Quoted Prices in Active Markets for Identical Assets (Level 1)	Oct. 30, 2011 Quoted Prices in Active Markets for Identical Assets (Level 1)	Oct. 28, 2012 Significant Other Observable Inputs (Level 2)	Oct. 30, 2011 Significant Other Observable Inputs (Level 2)	Oct. 28, 2012 Significant Other Unobservable Inputs (Level 3)	Oct. 30, 2011 Significant Other Unobservable Inputs (Level 3)	Oct. 31, 2010 Significant Other Unobservable Inputs (Level 3)	Oct. 28, 2012 Cash equivalents	Oct. 30, 2011 Cash equivalents	Oct. 28, 2012 Cash equivalents Quoted Prices in Active Markets for Identical Assets (Level 1)	Oct. 30, 2011 Cash equivalents Quoted Prices in Active Markets for Identical Assets (Level 1)	Oct. 28, 2012 Large Capitalization Equity	Oct. 30, 2011 Large Capitalization Equity	Oct. 28, 2012 Large Capitalization Equity Quoted Prices in Active Markets for Identical Assets (Level 1)	Oct. 30, 2011 Large Capitalization Equity Quoted Prices in Active Markets for Identical Assets (Level 1)	Oct. 28, 2012 Large Capitalization Equity Significant Other Observable Inputs (Level 2)	Oct. 30, 2011 Large Capitalization Equity Significant Other Observable Inputs (Level 2)	Oct. 28, 2012 Large Capitalization Equity - Domestic	Oct. 30, 2011 Large Capitalization Equity - Domestic	Oct. 28, 2012 Large Capitalization Equity - Domestic Quoted Prices in Active Markets for Identical Assets (Level 1)	Oct. 30, 2011 Large Capitalization Equity - Domestic Quoted Prices in Active Markets for Identical Assets (Level 1)	Oct. 28, 2012 Large Capitalization Equity - Domestic Significant Other Observable Inputs (Level 2)	Oct. 30, 2011 Large Capitalization Equity - Domestic Significant Other Observable Inputs (Level 2)	Oct. 28, 2012 Large Capitalization Equity - Foreign	Oct. 30, 2011 Large Capitalization Equity - Foreign	Oct. 28, 2012 Large Capitalization Equity - Foreign Quoted Prices in Active Markets for Identical Assets (Level 1)	Oct. 30, 2011 Large Capitalization Equity - Foreign Quoted Prices in Active Markets for Identical Assets (Level 1)	Oct. 28, 2012 Small Capitalization Equity	Oct. 30, 2011 Small Capitalization Equity	Oct. 28, 2012 Small Capitalization Equity Quoted Prices in Active Markets for Identical Assets (Level 1)	Oct. 30, 2011 Small Capitalization Equity Quoted Prices in Active Markets for Identical Assets (Level 1)	Oct. 28, 2012 Small Capitalization Equity - Domestic	Oct. 30, 2011 Small Capitalization Equity - Domestic	Oct. 28, 2012 Small Capitalization Equity - Domestic Quoted Prices in Active Markets for Identical Assets (Level 1)	Oct. 30, 2011 Small Capitalization Equity - Domestic Quoted Prices in Active Markets for Identical Assets (Level 1)	Oct. 28, 2012 Small Capitalization Equity - Foreign	Oct. 30, 2011 Small Capitalization Equity - Foreign	Oct. 28, 2012 Small Capitalization Equity - Foreign Quoted Prices in Active Markets for Identical Assets (Level 1)	Oct. 30, 2011 Small Capitalization Equity - Foreign Quoted Prices in Active Markets for Identical Assets (Level 1)	Oct. 28, 2012 International Equity	Oct. 30, 2011 International Equity	Oct. 28, 2012 International Equity Significant Other Observable Inputs (Level 2)	Oct. 30, 2011 International Equity Significant Other Observable Inputs (Level 2)	Oct. 28, 2012 Mutual fund	Oct. 30, 2011 Mutual fund	Oct. 28, 2012 Mutual fund Significant Other Observable Inputs (Level 2)	Oct. 30, 2011 Mutual fund Significant Other Observable Inputs (Level 2)	Oct. 28, 2012 Collective trust	Oct. 30, 2011 Collective trust	Oct. 28, 2012 Collective trust Significant Other Observable Inputs (Level 2)	Oct. 30, 2011 Collective trust Significant Other Observable Inputs (Level 2)	Oct. 28, 2012 Private Equity	Oct. 30, 2011 Private Equity	Oct. 28, 2012 Private Equity Significant Other Unobservable Inputs (Level 3)	Oct. 30, 2011 Private Equity Significant Other Unobservable Inputs (Level 3)	Oct. 28, 2012 Private Equity - Domestic	Oct. 30, 2011 Private Equity - Domestic	Oct. 28, 2012 Private Equity - Domestic Significant Other Unobservable Inputs (Level 3)	Oct. 30, 2011 Private Equity - Domestic Significant Other Unobservable Inputs (Level 3)	Oct. 28, 2012 Private Equity - International	Oct. 30, 2011 Private Equity - International	Oct. 28, 2012 Private Equity - International Significant Other Unobservable Inputs (Level 3)	Oct. 30, 2011 Private Equity - International Significant Other Unobservable Inputs (Level 3)	Oct. 28, 2012 Equity	Oct. 30, 2011 Equity	Oct. 28, 2012 Equity Quoted Prices in Active Markets for Identical Assets (Level 1)	Oct. 30, 2011 Equity Quoted Prices in Active Markets for Identical Assets (Level 1)	Oct. 28, 2012 Equity Significant Other Observable Inputs (Level 2)	Oct. 30, 2011 Equity Significant Other Observable Inputs (Level 2)	Oct. 28, 2012 Equity Significant Other Unobservable Inputs (Level 3)	Oct. 30, 2011 Equity Significant Other Unobservable Inputs (Level 3)	Oct. 28, 2012 Fixed Income	Oct. 30, 2011 Fixed Income	Oct. 28, 2012 Fixed Income Quoted Prices in Active Markets for Identical Assets (Level 1)	Oct. 30, 2011 Fixed Income Quoted Prices in Active Markets for Identical Assets (Level 1)	Oct. 28, 2012 Fixed Income Significant Other Observable Inputs (Level 2)	Oct. 30, 2011 Fixed Income Significant Other Observable Inputs (Level 2)	Oct. 28, 2012 US government issues	Oct. 30, 2011 US government issues	Oct. 28, 2012 US government issues Quoted Prices in Active Markets for Identical Assets (Level 1)	Oct. 30, 2011 US government issues Quoted Prices in Active Markets for Identical Assets (Level 1)	Oct. 28, 2012 US government issues Significant Other Observable Inputs (Level 2)	Oct. 30, 2011 US government issues Significant Other Observable Inputs (Level 2)	Oct. 28, 2012 Municipal issues	Oct. 30, 2011 Municipal issues	Oct. 28, 2012 Municipal issues Significant Other Observable Inputs (Level 2)	Oct. 30, 2011 Municipal issues Significant Other Observable Inputs (Level 2)	Oct. 28, 2012 Corporate issues domestic	Oct. 30, 2011 Corporate issues domestic	Oct. 28, 2012 Corporate issues domestic Significant Other Observable Inputs (Level 2)	Oct. 30, 2011 Corporate issues domestic Significant Other Observable Inputs (Level 2)	Oct. 28, 2012 Corporate issues foreign	Oct. 30, 2011 Corporate issues foreign	Oct. 28, 2012 Corporate issues foreign Significant Other Observable Inputs (Level 2)	Oct. 30, 2011 Corporate issues foreign Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	$ 939,230,000	$ 870,923,000	$ 802,449,000	$ 369,726,000	$ 425,962,000	$ 535,836,000	$ 423,114,000	$ 33,668,000	$ 21,847,000	$ 9,331,000	$ 13,544,000	$ 11,732,000	$ 13,544,000	$ 11,732,000	$ 324,878,000	$ 242,027,000	$ 208,497,000	$ 217,261,000	$ 116,381,000	$ 24,766,000	$ 298,375,000	$ 215,924,000	$ 181,994,000	$ 191,158,000	$ 116,381,000	$ 24,766,000	$ 26,503,000	$ 26,103,000	$ 26,503,000	$ 26,103,000	$ 53,339,000	$ 103,668,000	$ 53,339,000	$ 103,668,000	$ 47,883,000	$ 92,083,000	$ 47,883,000	$ 92,083,000	$ 5,456,000	$ 11,585,000	$ 5,456,000	$ 11,585,000	$ 185,243,000	$ 157,996,000	$ 185,243,000	$ 157,996,000	$ 50,317,000	$ 38,757,000	$ 50,317,000	$ 38,757,000	$ 134,926,000	$ 119,239,000	$ 134,926,000	$ 119,239,000	$ 33,668,000	$ 21,847,000	$ 33,668,000	$ 21,847,000	$ 26,785,000	$ 18,794,000	$ 26,785,000	$ 18,794,000	$ 6,883,000	$ 3,053,000	$ 6,883,000	$ 3,053,000	$ 597,128,000	$ 525,538,000	$ 261,836,000	$ 320,929,000	$ 301,624,000	$ 182,762,000	$ 33,668,000	$ 21,847,000	$ 328,558,000	$ 333,653,000	$ 94,346,000	$ 93,301,000	$ 234,212,000	$ 240,352,000	$ 122,207,000	$ 118,863,000	$ 94,346,000	$ 93,301,000	$ 27,861,000	$ 25,562,000	$ 18,294,000	$ 18,463,000	$ 18,294,000	$ 18,463,000	$ 166,029,000	$ 165,778,000	$ 166,029,000	$ 165,778,000	$ 22,028,000	$ 30,549,000	$ 22,028,000	$ 30,549,000
Unfunded commitments for investments																																																							53,200,000	66,000,000
Commitment for investments																																																							85,000,000	85,000,000			34,500,000	43,200,000			18,700,000	22,800,000
Amount of level 1 to level 2 transfer																																																																											$ 187,300,000